SHARE OPTION PLAN (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Granted (in shares)	0
Unrecognized compensation costs related to non-vested options granted	$ 0	$ 0